Investments - Summary of Plan Investment Assets and Investment Liabilities Measured at Fair Value (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,965,588,615	$ 1,735,423,994
Registered Investment Companies (Mutual Funds)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,559,313,976	1,494,081,142
Employer Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	78,214,110	100,294,159
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	232,719,296	65,445,814
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,654,655,209	1,569,684,021
Level 1 | Registered Investment Companies (Mutual Funds)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,559,313,976	1,494,081,142
Level 1 | Personal Choice Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	95,341,233	75,602,879
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	78,214,110	100,294,159
Level 2 | Employer Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	78,214,110	100,294,159
Level 1 and Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,732,869,319	1,669,978,180
Level 1 and Level 2 | Registered Investment Companies (Mutual Funds)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,559,313,976	1,494,081,142
Level 1 and Level 2 | Employer Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	78,214,110	100,294,159
Level 1 and Level 2 | Personal Choice Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	95,341,233	75,602,879
Fair Value Measured at NAV Per Share | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 232,719,296	$ 65,445,814